Auditors Fees (Tables)	12 Months Ended
Dec. 31, 2023
Auditors Fees
Schedule of Fees Paid to Auditors

Amounts in US$‘000	2023	2022	2021
Audit fees	977	946	1,088
Audit related fees	34	24	—
Tax services fees	3	27	47
Total Auditors Fees	1,014	997	1,135